Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Approval Date by Board of Directors
	2024	2023	2022
Approval date by Board of Directors	October 28, 2024	November 7, 2023	October 10, 2022

Declared dividends per share to be paid in cash S/.	0.41000	0.41000	0.42000
Declared dividends S/(000):	175,524	175,524	179,805